Accrued Payroll and Benefits - Schedule of Accrued Payroll and Benefits (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accrued bonuses	$ 7,854	$ 3,449	$ 1,585
Accrued paid time off	2,157	2,154	2,289
Accrued payroll	5,536	4,470	3,496
Accrued other	2,410	959	837
Total accrued payroll and benefits	$ 17,957	$ 11,032	$ 8,207